Interests in Resource Properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Interests In Resource Properties [Line Items]
Tangible exploration and evaluation assets	$ 92,551	$ 79,147
Interest in an iron ore mine
Disclosure Of Interests In Resource Properties [Line Items]
Tangible exploration and evaluation assets	30,000	30,000
Hydrocarbon development and production assets
Disclosure Of Interests In Resource Properties [Line Items]
Tangible exploration and evaluation assets	40,849	29,692
Exploration and evaluation assets - hydrocarbon probable reserves
Disclosure Of Interests In Resource Properties [Line Items]
Tangible exploration and evaluation assets	12,367	9,416	$ 0
Exploration and evaluation assets - hydrocarbon unproved lands
Disclosure Of Interests In Resource Properties [Line Items]
Tangible exploration and evaluation assets	$ 9,335	$ 10,039	$ 0